LONG-TERM INVESTMENT- Additional Information (Details)	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jul. 31, 2017 CNY (¥)
Equity method investment
Total investment | $							$ 456,988	$ 452,303
Gansu QLS
Equity method investment
Ownership interest acquired (in percent)							79.71%	79.71%
Moshangfa (Gansu) Fertilizer Industry Co., Ltd [Member]
Equity method investment
Ownership interest acquired (in percent)									40.00%
Total investment | ¥									¥ 3,300,000
Moshangfa (Gansu) Fertilizer Industry Co., Ltd [Member]
Equity method investment
Payments to acquire investments	¥ 441,250	$ 64,165	¥ 1,658,750	$ 253,596	¥ 1,200,000	$ 176,121